Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Mar. 31, 2015 USD ($) Derivative	Mar. 31, 2015 USD ($) Derivative Segment shares	Mar. 31, 2014 USD ($) Derivative shares	Mar. 31, 2013 USD ($) shares	Mar. 31, 2012 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun	3.125%	3.125%
Percentage of shares having voting rights owned by Sun	50.00%	50.00%
Bank deposits average interest rate	0.93%	0.93%	1.21%
Marketable securities owned or sold		$ 0	$ 0	$ 0
Number of operating segments | Segment		1
Unrecognized tax benefits	$ 8,966,000	$ 8,966,000	6,858,000	6,634,000	$ 13,828,000
Acquired intangible assets weighted-average useful life		14 years
Long-lived assets impairment loss		$ 90,000	47,000	969,000
Grants earned		0	0	0
Advertising expenses		8,370,000	9,787,000	7,213,000
Shipping and handling costs		$ 10,900,000	$ 10,800,000	$ 9,830,000
Number of options granted | shares		0	0	0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers	Three
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	25.30%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	24.90%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	16.00%
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments not designated as hedging instruments | Derivative	0	0	0
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Capitalized software cost		$ 4,510,000	$ 4,569,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease period		2018
Lease agreements for an additional period		49 years
Tax benefit percentage		50.00%
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2060
Lease agreements for an additional period		98 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years